PROSPECTUS
JANUARY  31,  2000  AS  REVISED  AUGUST  15,  2000
CLASS  I  (INSTITUTIONAL)  SHARES
CALVERT  SOCIAL  INVESTMENT  FUND  (CSIF)  BALANCED



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.






TABLE  OF  CONTENTS

  ABOUT  THE  FUND
    INVESTMENT  OBJECTIVE,  STRATEGY,  PAST  PERFORMANCE                  1
    FEES  AND  EXPENSES                                                   2
    PRINCIPAL  INVESTMENT  PRACTICES  AND  RISKS                          3
  ABOUT  SOCIAL  INVESTING
    INVESTMENT SELECTION PROCESS AND SOCIALLY RESPONSIBLE INVESTMENT
    CRITERIA                                                              5
    HIGH  SOCIAL  IMPACT  INVESTMENTS                                     6
    SPECIAL  EQUITIES                                                     6
  ABOUT  YOUR  INVESTMENT
    SUBADVISORS  AND  PORTFOLIO  MANAGERS                                 6
    ADVISORY  FEES                                                        7
    HOW  TO  OPEN  AN  ACCOUNT                                            7
    IMPORTANT  -  HOW  SHARES  ARE  PRICED                                7
    WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED                               7
    OTHER CALVERT GROUP FEATURES (EXCHANGES, MINIMUM
    ACCOUNT BALANCE, ETC.)                                                7
    DIVIDENDS,  CAPITAL  GAINS  AND  TAXES                                8
    HOW  TO  SELL  SHARES                                                 9
    FINANCIAL  HIGHLIGHTS                                                 9

CSIF  BALANCED  (NOTE:  FORMERLY  KNOWN  AS  CSIF  MANAGED  GROWTH)
               ADVISOR          CALVERT ASSET MANAGEMENT COMPANY, INC.
               SUBADVISORS      BROWN CAPITAL MANAGEMENT, INC.
                                NCM CAPITAL MANAGEMENT, INC.

OBJECTIVE
CSIF BALANCED SEEKS TO ACHIEVE A COMPETITIVE TOTAL RETURN THROUGH AN ACTIVELY MANAGED PORTFOLIO OF STOCKS, BONDS AND MONEY MARKET INSTRUMENTS WHICH OFFER INCOME AND CAPITAL GROWTH OPPORTUNITY AND WHICH SATISFY THE INVESTMENT AND SOCIAL CRITERIA.


PRINCIPAL  INVESTMENT  STRATEGIES:

THE FUND TYPICALLY INVESTS ABOUT 60% OF ITS ASSETS IN STOCKS AND 40% IN BONDS OR OTHER FIXED-INCOME INVESTMENTS. STOCK INVESTMENTS ARE PRIMARILY COMMON STOCK IN LARGE-CAP COMPANIES, WHILE THE FIXED-INCOME INVESTMENTS ARE PRIMARILY A WIDE VARIETY OF INVESTMENT GRADE BONDS. CSIF BALANCED INVESTS IN A COMBINATION OF STOCKS, BONDS AND MONEY MARKET INSTRUMENTS IN AN ATTEMPT TO PROVIDE A COMPLETE INVESTMENT PORTFOLIO IN A SINGLE PRODUCT. THE ADVISOR REBALANCES THE FUND QUARTERLY TO ADJUST FOR CHANGES IN MARKET VALUE. THE FUND IS A LARGE-CAP, GROWTH-ORIENTED U.S. DOMESTIC PORTFOLIO, ALTHOUGH IT MAY HAVE OTHER INVESTMENTS, INCLUDING SOME FOREIGN SECURITIES AND SOME MID-CAP STOCKS. FOR THE EQUITY PORTION, THE FUND SEEKS COMPANIES WITH BETTER THAN AVERAGE EXPECTED GROWTH RATES AT LOWER THAN AVERAGE VALUATIONS. THE FIXED-INCOME PORTION REFLECTS AN ACTIVE TRADING STRATEGY, SEEKING TOTAL RETURN AND FOCUSES ON A DURATION TARGET APPROXIMATING THE LEHMAN AGGREGATE BOND INDEX.

EQUITY INVESTMENTS ARE SELECTED BY THE TWO SUBADVISORS, WHILE THE ADVISOR MANAGES THE FIXED-INCOME ASSETS AND DETERMINES THE OVERALL MIX FOR THE FUND DEPENDING UPON ITS VIEW OF MARKET CONDITIONS AND ECONOMIC OUTLOOK.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

PRINCIPAL  RISKS:
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM FOR ANY OF THE FOLLOWING REASONS:
     -     THE  STOCK  OR  BOND  MARKET  GOES  DOWN
     -     THE  INDIVIDUAL  STOCKS  AND  BONDS  IN  THE  FUND  DO  NOT
           PERFORM  AS  WELL  AS  EXPECTED
     - FOR THE FIXED-INCOME PORTION OF THE FUND, THE ADVISOR'S FORECAST AS TO INTEREST RATES IS NOT CORRECT
     -     FOR  THE  FOREIGN  SECURITIES  HELD  IN  THE  FUND,  IF  FOREIGN
           CURRENCY  VALUES  GO  DOWN  VERSUS  THE  U.S.  DOLLAR
     -     THE  ADVISOR'S  ALLOCATION  AMONG  DIFFERENT  SECTORS  OF  THE
           STOCK  AND  BOND  MARKETS  DOES  NOT  PERFORM  AS  WELL  AS
           EXPECTED

THE ACTIVE TRADING STRATEGY FOR THE FIXED INCOME PORTION OF THE FUND MAY CAUSE THE FUND TO HAVE, RELATIVE TO OTHER BALANCED FUNDS, A HIGH AMOUNT OF SHORT-TERM CAPITAL GAINS, WHICH ARE TAXABLE TO YOU AT THE ORDINARY INCOME TAX RATE.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

BAR  CHART  AND  PERFORMANCE  TABLE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE STANDARD & POOR'S 500 INDEX AND THE LEHMAN AGGREGATE BOND INDEX. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER BALANCED FUND INDEX. CLASS I SHARES HAVE AN ACTUAL INCEPTION DATE OF 2/26/99. HOWEVER, CLASS A SHARES (NOT OFFERED IN THIS PROSPECTUS) HAVE AN INCEPTION DATE OF 10/21/82. IN THE CHART AND TABLE BELOW, PERFORMANCE RESULTS BEFORE 2/26/99 ARE FOR CLASS A AT NAV (I.E., THEY DO NOT REFLECT THE DEDUCTION OF THE CLASS A FRONT-END SALES CHARGE.) BECAUSE CLASS A HAD HIGHER EXPENSES, ITS PERFORMANCE WAS LOWER THAN THE CLASS I WOULD HAVE REALIZED IN THE SAME PERIOD. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.


CALENDAR  YEAR-BY-YEAR  CSIF  BALANCED  TOTAL  RETURN


[INSERT  BAR  CHART  HERE]




BEST  QUARTER:   (OF  PERIOD  SHOWN  )  Q4  '98;    12.42%
WORST  QUARTER:  (OF  PERIOD  SHOWN)    Q3  '98;   (6.47%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)

                                 1 YEAR      5 YEAR    10 YEAR

CSIF BALANCED                    7.22%       15.50%     10.33%
S&P  500  INDEX  MONTHLY
     REINVESTED                 21.03%       28.54%     18.19%
LEHMAN  AGGREGATE  BOND
     INDEX  TR                  (0.82%)       7.73%      7.70%
LIPPER  BALANCED  FUND
     INDEX                       8.98%       16.33%     12.26%

FEES  AND  EXPENSES
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. ANNUAL FUND OPERATING
EXPENSES  ARE  DEDUCTED  FROM  FUND  ASSETS.


CLASS  I

ANNUAL  FUND  OPERATING  EXPENSES1          CSIF BALANCED3


MANAGEMENT  FEES                              .55

DISTRIBUTION AND SERVICE (12B-1) FEES        NONE

OTHER  EXPENSES                               .21

TOTAL ANNUAL FUND OPERATING EXPENSES          .76

FEE WAIVER AND/OR EXPENSE REIMBURSEMENT2    (.01)

NET EXPENSES                                  .75

EXPLANATION  OF  FEES  AND  EXPENSE  TABLE
1EXPENSES ARE BASED ON THE FUND'S MOST RECENT FISCAL YEAR, UNLESS OTHERWISE INDICATED. MANAGEMENT FEES INCLUDE THE SUBADVISORY FEES PAID BY THE ADVISOR ("CAMCO") TO THE SUBADVISORS, AND THE ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF CAMCO.
2CAMCO HAS AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES (NET OF ANY EXPENSE OFFSET ARRANGEMENTS) FOR THE FUNDS' CLASS I SHARES THROUGH JANUARY 31, 2001. THE CONTRACTUAL EXPENSE CAP IS SHOWN AS "NET EXPENSES", THIS IS THE MAXIMUM AMOUNT THAT MAY BE CHARGED TO THE FUND FOR THIS PERIOD, EXCLUDING ANY EXPENSE OFFSET ARRANGEMENT.
3THE MANAGEMENT FEES HAVE BEEN RESTATED TO REFLECT CHANGES APPROVED BY SHAREHOLDERS IN EARLY 1999.

EXAMPLE
THIS  EXAMPLE  IS  INTENDED  TO  HELP  YOU  COMPARE  THE  COST  OF  INVESTING
IN  THE  FUND  WITH  THE  COST  OF  INVESTING  IN  OTHER  MUTUAL  FUNDS.
THE  EXAMPLE  ASSUMES  THAT:

-  YOU  INVEST  $1,000,000  IN  THE  FUND  FOR  THE  TIME  PERIODS  INDICATED;
-  YOUR  INVESTMENT  HAS  A  5%  RETURN  EACH  YEAR;  AND
-  THE  FUND'S  OPERATING  EXPENSES  REMAIN  THE  SAME.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE AS FOLLOWS IF THE CLASS I SHARES ARE HELD FOR 1, 3, 5 OR 10 YEARS:

CSIF  BALANCED
1      $7,659
3     $24,186
5     $42,147
10    $94,171

PRINCIPAL  INVESTMENT  PRACTICES  AND  RISKS
THE MOST CONCISE DESCRIPTION OF THE FUND'S PRINCIPAL INVESTMENT STRATEGIES AND ASSOCIATED RISKS IS UNDER THE EARLIER SUMMARY. THE FUND IS ALSO PERMITTED TO INVEST IN CERTAIN OTHER INVESTMENTS AND TO USE CERTAIN INVESTMENT TECHNIQUES THAT HAVE HIGHER RISKS ASSOCIATED WITH THEM. ON THE FOLLOWING PAGES ARE BRIEF DESCRIPTIONS OF THE INVESTMENTS AND TECHNIQUES SUMMARIZED EARLIER, ALONG WITH CERTAIN ADDITIONAL INVESTMENT TECHNIQUES AND THEIR RISKS.
FOR EACH OF THE INVESTMENT PRACTICES LISTED, THE TABLE BELOW SHOWS THE FUND'S LIMITATIONS AS A PERCENTAGE OF ITS ASSETS AND THE PRINCIPAL TYPES OF RISK INVOLVED. (SEE THE PAGES FOLLOWING THE TABLE FOR A DESCRIPTION OF THE TYPES OF RISKS). NUMBERS IN THIS TABLE SHOW MAXIMUM ALLOWABLE AMOUNT ONLY; FOR ACTUAL USAGE, CONSULT THE FUND'S ANNUAL/SEMI-ANNUAL REPORTS.

KEY  TO  TABLE
     J     FUND  CURRENTLY  USES
     Q     PERMITTED,  BUT  NOT  TYPICALLY  USED
           (%  OF  ASSETS  ALLOWABLE,  IF  RESTRICTED)
     8     NOT  PERMITTED
     XN    ALLOWED  UP  TO  X%  OF  FUND'S  NET  ASSETS
     XT    ALLOWED  UP  TO  X%  OF  FUND'S  TOTAL  ASSETS
     NA    NOT  APPLICABLE  TO  THIS  TYPE  OF  FUND


CSIF  BALANCED

INVESTMENT  PRACTICES
ACTIVE TRADING STRATEGY/TURNOVER INVOLVES SELLING A SECURITY SOON AFTER PURCHASE. AN ACTIVE TRADING STRATEGY CAUSES A FUND TO HAVE PORTFOLIO TURNOVER COMPARED TO OTHER FUNDS AND HIGHER TRANSACTION COSTS, SUCH AS COMMISSIONS AND CUSTODIAN AND SETTLEMENT FEES, AND MAY INCREASE A FUND'S TAX LIABILITY.
RISKS: OPPORTUNITY, MARKET AND TRANSACTION.             J

TEMPORARY DEFENSIVE POSITIONS. DURING ADVERSE MARKET, ECONOMIC OR POLITICAL CONDITIONS, THE FUND MAY DEPART FROM ITS PRINCIPAL INVESTMENT STRATEGIES BY INCREASING ITS INVESTMENT IN U.S. GOVERNMENT SECURITIES AND OTHER SHORT-TERM INTEREST-BEARING SECURITIES. DURING TIMES OF ANY TEMPORARY DEFENSIVE POSITIONS, A FUND MAY NOT BE ABLE TO ACHIEVE ITS INVESTMENT OBJECTIVE.
RISKS:  OPPORTUNITY.                                    Q

HEDGING  STRATEGIES.  THE USE  OF SHORT SALES OF US TREASURY SECURITIES FOR THE
LIMITED PURPOSE OF HEDGING THE FUND'S DURATION (DURATION IS A MEASURE OF THE INTEREST RATE-SENSITIVITY OF THE FUND). ANY SHORT SALES ARE "COVERED" WITH AN EQUIVALENT AMOUNT OF HIGH QUALITY, LIQUID SECURITIES IN A SEGREGATED ACCOUNT AT THE FUND'S CUSTODIAN.
RISKS: CORRELATION, MANAGEMENT AND OPPORTUNITY          8

CONVENTIONAL  SECURITIES
FOREIGN SECURITIES. SECURITIES ISSUED BY COMPANIES LOCATED OUTSIDE THE U.S. AND/OR TRADED PRIMARILY ON A FOREIGN EXCHANGE.
RISKS:  MARKET,  CURRENCY,  TRANSACTION,  LIQUIDITY,  INFORMATION AND
POLITICAL.                                            25N

SMALL CAP STOCKS. INVESTING IN SMALL COMPANIES INVOLVES GREATER RISK THAN WITH MORE ESTABLISHED COMPANIES. SMALL CAP STOCK PRICES ARE MORE VOLATILE AND THE COMPANIES OFTEN HAVE LIMITED PRODUCT LINES, MARKETS, FINANCIAL RESOURCES, AND MANAGEMENT EXPERIENCE.
RISKS:  MARKET,  LIQUIDITY  AND INFORMATION.            Q

INVESTMENT GRADE BONDS. BONDS RATED BBB/BAA OR HIGHER OR COMPARABLE UNRATED
BONDS.
RISKS:  INTEREST  RATE,  MARKET  AND  CREDIT.           J

BELOW-INVESTMENT GRADE BONDS. BONDS RATED BELOW BBB/BAA COMPARABLE UNRATED BONDS ARE CONSIDERED JUNK BONDS. THEY ARE SUBJECT TO GREATER CREDIT RISK THAN INVESTMENT GRADE BONDS.
RISKS: CREDIT, MARKET, INTEREST RATE, LIQUIDITY AND INFORMATION.      20N1

UNRATED DEBT SECURITIES. BONDS THAT HAVE NOT BEEN RATED BY A RECOGNIZED RATING AGENCY; THE ADVISOR HAS DETERMINED THE CREDIT QUALITY BASED ON ITS OWN RESEARCH.
RISKS: CREDIT, MARKET, INTEREST RATE, LIQUIDITY AND INFORMATION.         J

ILLIQUID SECURITIES. SECURITIES WHICH CANNOT BE READILY SOLD BECAUSE THERE IS NO ACTIVE MARKET.
RISKS:  LIQUIDITY,  MARKET  AND  TRANSACTION.                          15N

UNLEVERAGED  DERIVATIVE  SECURITIES
ASSET-BACKED SECURITIES. SECURITIES ARE BACKED BY UNSECURED DEBT, SUCH AS CREDIT CARD DEBT. THESE SECURITIES ARE OFTEN GUARANTEED OR OVER-COLLATERALIZED
TO  ENHANCE  THEIR  CREDIT  QUALITY.
RISKS:  CREDIT,  INTEREST  RATE  AND  LIQUIDITY.                         J

MORTGAGE-BACKED SECURITIES. SECURITIES ARE BACKED BY POOLS OF MORTGAGES, INCLUDING PASSTHROUGH CERTIFICATES, AND OTHER SENIOR CLASSES OF COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS).
RISKS: CREDIT, EXTENSION, PREPAYMENT, LIQUIDITY AND INTEREST RATE.       J

PARTICIPATION INTERESTS. SECURITIES REPRESENTING AN INTEREST IN ANOTHER SECURITY OR IN BANK LOANS.
RISKS:  CREDIT,  INTEREST  RATE  AND  LIQUIDITY.                         Q

CSIF  BALANCED

LEVERAGED  DERIVATIVE  INSTRUMENTS
CURRENCY CONTRACTS. CONTRACTS INVOLVING THE RIGHT OR OBLIGATION TO BUY OR SELL A GIVEN AMOUNT OF FOREIGN CURRENCY AT A SPECIFIED PRICE AND FUTURE DATE.
RISKS: CURRENCY, LEVERAGE, CORRELATION, LIQUIDITY  AND  OPPORTUNITY.     Q

OPTIONS ON SECURITIES AND INDICES. CONTRACTS GIVING THE HOLDER THE RIGHT BUT NOT THE OBLIGATION TO PURCHASE OR SELL A SECURITY (OR THE CASH VALUE, IN THE CASE OF AN OPTION ON AN INDEX) AT A SPECIFIED PRICE WITHIN A SPECIFIED TIME. IN THE CASE OF SELLING (WRITING) OPTIONS, THE FUNDS WILL WRITE CALL OPTIONS ONLY IF THEY ALREADY OWN THE SECURITY. (IF IT IS "COVERED").
RISKS: INTEREST RATE, CURRENCY, MARKET, LEVERAGE, CORRELATION, LIQUIDITY, CREDIT
AND OPPORTUNITY.                                                       5T2

FUTURES CONTRACT. AGREEMENT TO BUY OR SELL A SPECIFIC AMOUNT OF A COMMODITY OR FINANCIAL INSTRUMENT AT A PARTICULAR PRICE ON A SPECIFIC FUTURE DATE.
RISKS: INTEREST  RATE,  CURRENCY,  MARKET, LEVERAGE, CORRELATION, LIQUIDITY AND
OPPORTUNITY.                                                             Q
                                                                        5N

STRUCTURED SECURITIES. INDEXED AND/OR LEVERAGED MORTGAGE-BACKED AND OTHER DEBT SECURITIES, INCLUDING PRINCIPAL-ONLY AND INTEREST-ONLY SECURITIES, LEVERAGED FLOATING RATE SECURITIES, AND OTHERS. THESE SECURITIES TEND TO BE HIGHLY SENSITIVE TO INTEREST RATE MOVEMENTS AND THEIR PERFORMANCE MAY NOT CORRELATE TO THESE MOVEMENTS IN A CONVENTIONAL FASHION.
RISKS: CREDIT, INTEREST RATE, EXTENSION, PREPAYMENT, MARKET, LEVERAGE, LIQUIDITY
AND  CORRELATION.                                                        Q

THE FUND HAS ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS THAT ARE NOT PRINCIPAL TO THEIR INVESTMENT STRATEGIES (FOR EXAMPLE, REPURCHASE AGREEMENTS, BORROWING, PLEDGING, AND REVERSE REPURCHASE AGREEMENTS, SECURITIES LENDING, WHEN-ISSUED SECURITIES AND SHORT SALES.) THESE POLICIES AND RESTRICTIONS ARE DISCUSSED IN THE SAI.
1     EXCLUDES  ANY  HIGH  SOCIAL  IMPACT  INVESTMENTS.
2     BASED  ON  NET  PREMIUM  PAYMENTS.

TYPES  OF  INVESTMENT  RISK
CORRELATION  RISK
THIS OCCURS WHEN A FUND "HEDGES"- USES ONE INVESTMENT TO OFFSET THE FUND'S POSITION IN ANOTHER. IF THE TWO INVESTMENTS DO NOT BEHAVE IN RELATION TO ONE ANOTHER THE WAY FUND MANAGERS EXPECT THEM TO, THEN UNEXPECTED OR UNDESIRED
RESULTS MAY OCCUR. FOR EXAMPLE, A HEDGE MAY ELIMINATE OR REDUCE GAINS AS WELL AS OFFSET LOSSES.

CREDIT  RISK
THE RISK THAT THE ISSUER OF A SECURITY OR THE COUNTERPARTY TO AN INVESTMENT CONTRACT MAY DEFAULT OR BECOME UNABLE TO PAY ITS OBLIGATIONS WHEN DUE.

CURRENCY  RISK
CURRENCY RISK OCCURS WHEN A FUND BUYS, SELLS OR HOLDS A SECURITY DENOMINATED IN FOREIGN CURRENCY. FOREIGN CURRENCIES "FLOAT" IN VALUE AGAINST THE U.S. DOLLAR. ADVERSE CHANGES IN FOREIGN CURRENCY VALUES CAN CAUSE INVESTMENT LOSSES WHEN A FUND'S INVESTMENTS ARE CONVERTED TO U.S. DOLLARS.

EXTENSION  RISK
THE RISK THAT AN UNEXPECTED RISE IN INTEREST RATES WILL EXTEND THE LIFE OF A MORTGAGE-BACKED SECURITY BEYOND THE EXPECTED PREPAYMENT TIME, TYPICALLY REDUCING THE SECURITY'S VALUE.

INFORMATION  RISK
THE RISK THAT INFORMATION ABOUT A SECURITY OR ISSUER OR THE MARKET MIGHT NOT BE AVAILABLE, COMPLETE, ACCURATE OR COMPARABLE.

INTEREST  RATE  RISK
THE RISK THAT CHANGES IN INTEREST RATES WILL ADVERSELY AFFECT THE VALUE OF AN INVESTOR'S SECURITIES. WHEN INTEREST RATES RISE, THE VALUE OF FIXED-INCOME SECURITIES WILL GENERALLY FALL. CONVERSELY, A DROP IN INTEREST RATES WILL
GENERALLY CAUSE AN INCREASE IN THE VALUE OF FIXED-INCOME SECURITIES. LONGER-TERM SECURITIES AND ZERO COUPON/"STRIPPED" COUPON SECURITIES ("STRIPS") ARE SUBJECT TO GREATER INTEREST RATE RISK.

LEVERAGE  RISK
THE RISK THAT OCCURS IN SOME SECURITIES OR TECHNIQUES WHICH TEND TO MAGNIFY THE EFFECT OF SMALL CHANGES IN AN INDEX OR A MARKET. THIS CAN RESULT IN A LOSS THAT EXCEEDS THE AMOUNT ACTUALLY INVESTED.

LIQUIDITY  RISK
THE RISK THAT OCCURS WHEN INVESTMENTS CANNOT BE READILY SOLD. A FUND MAY HAVE TO ACCEPT A LESS-THAN-DESIRABLE PRICE TO COMPLETE THE SALE OF AN ILLIQUID SECURITY OR MAY NOT BE ABLE TO SELL IT AT ALL.

MANAGEMENT  RISK
THE RISK THAT A FUND'S PORTFOLIO MANAGEMENT PRACTICES MIGHT NOT WORK TO ACHIEVE THEIR DESIRED RESULT.

MARKET  RISK
THE  RISK  THAT  SECURITIES  PRICES  IN  A  MARKET, A SECTOR OR AN INDUSTRY WILL
FLUCTUATE,  AND  THAT  SUCH  MOVEMENTS  MIGHT  REDUCE  AN  INVESTMENT'S  VALUE.

OPPORTUNITY  RISK
THE RISK OF MISSING OUT ON AN INVESTMENT OPPORTUNITY BECAUSE THE ASSETS NEEDED TO TAKE ADVANTAGE OF IT ARE COMMITTED TO LESS ADVANTAGEOUS INVESTMENTS OR STRATEGIES.

POLITICAL  RISK
THE RISK THAT MAY OCCUR WITH FOREIGN INVESTMENTS, AND MEANS THAT THE VALUE OF AN INVESTMENT MAY BE ADVERSELY AFFECTED BY NATIONALIZATION, TAXATION, WAR,
GOVERNMENT  INSTABILITY  OR  OTHER  ECONOMIC  OR  POLITICAL  ACTIONS OR FACTORS.

PREPAYMENT  RISK
THE  RISK  THAT  UNANTICIPATED  PREPAYMENTS  MAY  OCCUR, REDUCING THE VALUE OF A
MORTGAGE-BACKED SECURITY. THE FUND MUST THEN REINVEST THOSE ASSETS AT THE CURRENT MARKET RATE, WHICH MAY BE LOWER.

TRANSACTION  RISK
THE RISK THAT A FUND MAY BE DELAYED OR UNABLE TO SETTLE A TRANSACTION OR THAT COMMISSIONS AND SETTLEMENT EXPENSES MAY BE HIGHER THAN USUAL.

INVESTMENT  SELECTION  PROCESS

INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. POTENTIAL INVESTMENTS FOR THE FUND ARE FIRST SELECTED FOR FINANCIAL SOUNDNESS AND THEN EVALUATED ACCORDING TO THE FUND'S SOCIAL CRITERIA. TO THE GREATEST EXTENT POSSIBLE, THE FUND SEEKS TO INVEST IN COMPANIES THAT EXHIBIT POSITIVE ACCOMPLISHMENTS WITH RESPECT TO ONE OR MORE OF THE SOCIAL CRITERIA. INVESTMENTS FOR THE FUND MUST MEET THE MINIMUM STANDARDS FOR ALL ITS FINANCIAL AND SOCIAL CRITERIA.

ALTHOUGH THE FUND'S SOCIAL CRITERIA TEND TO LIMIT THE AVAILABILITY OF INVESTMENT OPPORTUNITIES MORE THAN IS CUSTOMARY WITH OTHER INVESTMENT COMPANIES, CAMCO AND THE SUBADVISORS OF THE FUND BELIEVE THERE ARE SUFFICIENT INVESTMENT OPPORTUNITIES TO PERMIT FULL INVESTMENT AMONG ISSUERS WHICH SATISFY THE FUND'S INVESTMENT AND SOCIAL OBJECTIVES.

THE SELECTION OF AN INVESTMENT BY THE FUND DOES NOT CONSTITUTE ENDORSEMENT OR VALIDATION BY THE FUND, NOR DOES THE EXCLUSION OF AN INVESTMENT NECESSARILY REFLECT FAILURE TO SATISFY THE FUND'S SOCIAL CRITERIA. INVESTORS ARE INVITED TO SEND A BRIEF DESCRIPTION OF COMPANIES THEY BELIEVE MIGHT BE SUITABLE FOR INVESTMENT.


SOCIALLY  RESPONSIBLE  INVESTMENT  CRITERIA
THE FUND INVESTS IN ACCORDANCE WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. IN ADDITION, WE BELIEVE THAT THERE ARE LONG-TERM BENEFITS IN AN INVESTMENT PHILOSOPHY THAT DEMONSTRATES CONCERN FOR THE ENVIRONMENT, LABOR RELATIONS, HUMAN RIGHTS AND COMMUNITY RELATIONS. THOSE ENTERPRISES THAT EXHIBIT A SOCIAL AWARENESS IN THESE ISSUES SHOULD BE BETTER PREPARED TO MEET FUTURE SOCIETAL NEEDS. BY RESPONDING TO SOCIAL CONCERNS, THESE ENTERPRISES SHOULD NOT ONLY AVOID THE LIABILITY THAT MAY BE INCURRED WHEN A PRODUCT OR SERVICE IS DETERMINED TO HAVE A NEGATIVE SOCIAL IMPACT OR HAS OUTLIVED ITS USEFULNESS, BUT ALSO BE BETTER POSITIONED TO DEVELOP OPPORTUNITIES TO MAKE A PROFITABLE CONTRIBUTION TO SOCIETY. THESE ENTERPRISES SHOULD BE READY TO RESPOND TO EXTERNAL DEMANDS AND ENSURE THAT OVER THE LONGER TERM THEY WILL BE VIABLE TO SEEK TO PROVIDE A POSITIVE RETURN TO BOTH INVESTORS AND SOCIETY AS A WHOLE.

THE FUND HAS DEVELOPED SOCIAL INVESTMENT CRITERIA, DETAILED BELOW. THESE CRITERIA REPRESENT STANDARDS OF BEHAVIOR WHICH FEW, IF ANY, ORGANIZATIONS TOTALLY SATISFY. AS A MATTER OF PRACTICE, EVALUATION OF A PARTICULAR ORGANIZATION IN THE CONTEXT OF THESE CRITERIA WILL INVOLVE SUBJECTIVE JUDGMENT BY CAMCO AND THE SUBADVISORS. ALL SOCIAL CRITERIA MAY BE CHANGED BY THE BOARD OF TRUSTEES/DIRECTORS WITHOUT SHAREHOLDER APPROVAL.

THE  FUND  SEEKS  TO  INVEST  IN  COMPANIES  THAT:

- DELIVER SAFE PRODUCTS AND SERVICES IN WAYS THAT SUSTAIN OUR NATURAL ENVIRONMENT. FOR EXAMPLE, THE FUND LOOKS FOR COMPANIES THAT PRODUCE ENERGY FROM RENEWABLE RESOURCES, WHILE AVOIDING CONSISTENT POLLUTERS.

- MANAGE WITH PARTICIPATION THROUGHOUT THE ORGANIZATION IN DEFINING AND ACHIEVING OBJECTIVES. FOR EXAMPLE, THE FUND LOOKS FOR COMPANIES THAT OFFER EMPLOYEE STOCK OWNERSHIP OR PROFIT-SHARING PLANS.

- NEGOTIATE FAIRLY WITH THEIR WORKERS, PROVIDE AN ENVIRONMENT SUPPORTIVE OF THEIR WELLNESS, DO NOT DISCRIMINATE ON THE BASIS OF RACE, GENDER, RELIGION, AGE, DISABILITY, ETHNIC ORIGIN, OR SEXUAL ORIENTATION, DO NOT CONSISTENTLY VIOLATE REGULATIONS OF THE EEOC, AND PROVIDE OPPORTUNITIES FOR WOMEN, DISADVANTAGED MINORITIES, AND OTHERS FOR WHOM EQUAL OPPORTUNITIES HAVE
OFTEN BEEN DENIED. FOR EXAMPLE, THE FUND CONSIDERS BOTH UNIONIZED AND NON-UNION FIRMS WITH GOOD LABOR RELATIONS.

- FOSTER AWARENESS OF A COMMITMENT TO HUMAN GOALS, SUCH AS CREATIVITY, PRODUCTIVITY, SELF-RESPECT AND RESPONSIBILITY, WITHIN THE ORGANIZATION AND THE WORLD, AND CONTINUALLY RECREATES A CONTEXT WITHIN WHICH THESE GOALS CAN BE REALIZED. FOR EXAMPLE, THE FUND LOOKS FOR COMPANIES WITH AN ABOVE AVERAGE COMMITMENT TO COMMUNITY AFFAIRS AND CHARITABLE GIVING.

THE FUND WILL NOT INVEST IN COMPANIES THAT THE ADVISOR DETERMINES TO BE SIGNIFICANTLY ENGAGED IN:

-  BUSINESS  ACTIVITIES  IN  SUPPORT  OF  REPRESSIVE  REGIMES

-  PRODUCTION,  OR  THE MANUFACTURE OF EQUIPMENT, TO PRODUCE  NUCLEAR
ENERGY

-  MANUFACTURE  OF  WEAPON  SYSTEMS

-  MANUFACTURE  OF  ALCOHOLIC  BEVERAGES  OR  TOBACCO  PRODUCTS

-  OPERATION  OF  GAMBLING  CASINOS

-  A  PATTERN  AND  PRACTICE  OF  VIOLATING  THE  RIGHTS  OF  INDIGENOUS
PEOPLE. WE URGE COMPANIES TO END NEGATIVE STEREOTYPES OF NATIVE AMERICANS AND OTHER INDIGENOUS PEOPLES. FOR EXAMPLE, THE FUND OBJECTS
TO THE UNAUTHORIZED USE OF NAMES AND IMAGES THAT PORTRAY NATIVE AMERICANS IN A NEGATIVE LIGHT, AND SUPPORTS THE PROMOTION OF POSITIVE PORTRAYALS OF
ALL  INDIVIDUALS  AND  ETHNIC  GROUPS.


WITH RESPECT TO U.S. GOVERNMENT SECURITIES, THE FUND INVESTS PRIMARILY IN DEBT OBLIGATIONS ISSUED OR GUARANTEED BY AGENCIES OR INSTRUMENTALITIES OF THE U.S. GOVERNMENT WHOSE PURPOSES FURTHER OR ARE COMPATIBLE WITH THE FUND'S SOCIAL CRITERIA, SUCH AS OBLIGATIONS OF THE STUDENT LOAN MARKETING ASSOCIATION, RATHER THAN GENERAL OBLIGATIONS OF THE U.S. GOVERNMENT, SUCH AS TREASURY SECURITIES.

HIGH  SOCIAL  IMPACT  INVESTMENTS

HIGH SOCIAL IMPACT INVESTMENTS IS A PROGRAM THAT TARGETS UP TO 1% OF THE FUND'S ASSETS TO DIRECTLY SUPPORT THE GROWTH OF COMMUNITY-BASED ORGANIZATIONS FOR THE PURPOSES OF PROMOTING BUSINESS CREATION, HOUSING DEVELOPMENT, AND ECONOMIC AND SOCIAL DEVELOPMENT OF URBAN AND RURAL COMMUNITIES. THESE TYPES OF INVESTMENTS OFFER A RATE OF RETURN BELOW THE THEN-PREVAILING MARKET RATE, AND ARE CONSIDERED ILLIQUID, UNRATED AND BELOW-INVESTMENT GRADE. THEY ALSO INVOLVE A GREATER RISK OF DEFAULT OR PRICE DECLINE THAN INVESTMENT GRADE SECURITIES. HOWEVER, THEY HAVE A SIGNIFICANT SOCIAL RETURN BY MAKING A TREMENDOUS DIFFERENCE IN OUR LOCAL COMMUNITIES. HIGH SOCIAL IMPACT INVESTMENTS ARE VALUED UNDER THE DIRECTION AND CONTROL OF THE FUND'S BOARD. THE PROGRAM IS ADMINISTERED BY THE CALVERT SOCIAL INVESTMENT FOUNDATION, WHICH MAY RECEIVE A FEE FROM THE FUND.

THE FUND HAS RECEIVED AN EXEMPTIVE ORDER TO PERMIT THEM TO INVEST THOSE ASSETS ALLOCATED FOR INVESTMENT IN HIGH SOCIAL IMPACT INVESTMENTS THROUGH THE PURCHASE OF COMMUNITY INVESTMENT NOTES FROM THE CALVERT SOCIAL INVESTMENT FOUNDATION. THE CALVERT SOCIAL INVESTMENT FOUNDATION IS A NON-PROFIT ORGANIZATION, LEGALLY DISTINCT FROM CALVERT GROUP, ORGANIZED AS A CHARITABLE AND EDUCATIONAL FOUNDATION FOR THE PURPOSE OF INCREASING PUBLIC AWARENESS AND KNOWLEDGE OF THE CONCEPT OF SOCIALLY RESPONSIBLE INVESTING. IT HAS INSTITUTED THE CALVERT COMMUNITY INVESTMENTS PROGRAM TO RAISE ASSETS FROM INDIVIDUAL AND INSTITUTIONAL INVESTORS AND THEN INVEST THESE ASSETS DIRECTLY IN NON-PROFIT OR NOT-FOR-PROFIT COMMUNITY DEVELOPMENT ORGANIZATIONS AND COMMUNITY DEVELOPMENT BANKS THAT FOCUS ON LOW INCOME HOUSING, ECONOMIC DEVELOPMENT AND BUSINESS DEVELOPMENT IN URBAN AND RURAL COMMUNITIES.

SPECIAL  EQUITIES

THE FUND HAS A SPECIAL EQUITIES INVESTMENT PROGRAM THAT ALLOWS THE FUND TO PROMOTE ESPECIALLY PROMISING APPROACHES TO SOCIAL GOALS THROUGH PRIVATELY PLACED INVESTMENTS. THE INVESTMENTS ARE GENERALLY VENTURE CAPITAL INVESTMENTS IN SMALL, UNTRIED ENTERPRISES. THE SPECIAL EQUITIES COMMITTEE OF THE FUND IDENTIFIES, EVALUATES, AND SELECTS THE SPECIAL EQUITIES INVESTMENTS. SPECIAL EQUITIES INVOLVE A HIGH DEGREE OF RISK- THEY ARE SUBJECT TO LIQUIDITY, INFORMATION, AND IF A DEBT INVESTMENT, CREDIT RISK. SPECIAL EQUITIES ARE VALUED UNDER THE DIRECTION AND CONTROL OF THE FUND'S BOARD.

ABOUT  CALVERT  GROUP

CALVERT ASSET MANAGEMENT COMPANY, INC.(4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MD 20814) ("CAMCO") IS THE FUND'S INVESTMENT ADVISOR. CAMCO PROVIDES THE FUND WITH INVESTMENT SUPERVISION AND MANAGEMENT AND OFFICE SPACE; FURNISHES EXECUTIVE AND OTHER PERSONNEL TO THE FUND, AND PAYS THE SALARIES AND FEES OF ALL TRUSTEES/DIRECTORS WHO ARE AFFILIATED PERSONS OF THE ADVISOR. IT HAS BEEN MANAGING MUTUAL FUND PORTFOLIOS SINCE 1976. CAMCO IS THE INVESTMENT ADVISOR FOR OVER 25 MUTUAL FUND PORTFOLIOS, INCLUDING THE FIRST AND LARGEST FAMILY OF SOCIALLY SCREENED FUNDS. AS OF DECEMBER 31, 1999, CAMCO HAD OVER $6 BILLION IN ASSETS UNDER MANAGEMENT.

CAMCO USES A TEAM APPROACH TO ITS MANAGEMENT OF THE FIXED-INCOME ASSETS OF CSIF BALANCED (JUNE 1995). RENO J. MARTINI, SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER, HEADS THIS TEAM AND OVERSEES THE INVESTMENT STRATEGY AND MANAGEMENT OF ALL CALVERT FUNDS FOR CAMCO WHILE GREGORY HABEEB MANAGES THE DAY-TO-DAY INVESTMENTS OF CAMCO'S TAXABLE FIXED-INCOME PORTFOLIOS. MR. HABEEB HAS OVER 19 YEARS OF EXPERIENCE AS AN ANALYST, TRADER, AND PORTFOLIO MANAGER.

SUBADVISORS  AND  PORTFOLIO  MANAGERS

BROWN CAPITAL MANAGEMENT, INC., 1201 NORTH CALVERT STREET, BALTIMORE, MARYLAND 21202, HAS MANAGED PART OF THE EQUITY INVESTMENTS OF CSIF BALANCED SINCE 1996. IT USES A BOTTOM-UP APPROACH THAT INCORPORATES GROWTH-ADJUSTED PRICE EARNINGS, CONCENTRATING ON MID-/LARGE-CAP GROWTH STOCKS.

EDDIE C. BROWN, FOUNDER AND PRESIDENT OF BROWN CAPITAL MANAGEMENT, INC., HEADS THE PORTFOLIO MANAGEMENT TEAM FOR CAPITAL ACCUMULATION AND BROWN CAPITAL'S PORTION OF CSIF BALANCED. HE BRINGS OVER 24 YEARS OF MANAGEMENT EXPERIENCE TO THE FUND, AND HAS HELD POSITIONS WITH T. ROWE PRICE ASSOCIATES AND IRWING
MANAGEMENT COMPANY. MR. BROWN IS A FREQUENT PANELIST ON "WALL STREET WEEK WITH LOUIS RUKEYSER" AND IS A MEMBER OF THE WALL STREET WEEK HALL OF FAME.

NCM CAPITAL MANAGEMENT GROUP, INC., 103 WEST MAIN STREET, DURHAM, NC 27701, HAS MANAGED PART OF THE EQUITY INVESTMENTS OF CSIF BALANCED SINCE 1995. NCM IS ONE OF THE LARGEST MINORITY-OWNED INVESTMENT MANAGEMENT FIRMS IN THE COUNTRY AND PROVIDES PRODUCTS IN EQUITY FIXED INCOME AND BALANCED PORTFOLIO MANAGEMENT. IT IS ALSO ONE OF THE INDUSTRY LEADERS IN THE EMPLOYMENT AND TRAINING OF MINORITY

AND  WOMEN  INVESTMENT  PROFESSIONALS.

NCM'S PORTFOLIO MANAGEMENT TEAM CONSISTS OF SEVERAL MEMBERS, HEADED BY MACEO K. SLOAN. MR. SLOAN HAS MORE THAN 12 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY, AND HAS BEEN A FREQUENT PANELIST ON WALL STREET WEEK WITH LOUIS RUKEYSER.

ADVISORY  FEES
THE FOLLOWING SHOWS THE AGGREGATE ANNUAL ADVISORY FEE PAID TO CAMCO BY THE FUND FOR THE MOST RECENT FISCAL YEAR AS A PERCENTAGE OF THAT FUND'S AVERAGE DAILY NET ASSETS.

     CSIF  BALANCED               0.42%


HOW  TO  OPEN  AN  ACCOUNT

COMPLETE AND SIGN AN APPLICATION FOR EACH NEW ACCOUNT.  BE SURE TO SPECIFY CLASS
I. ALL PURCHASES MUST BE MADE BY BANKWIRE IN U.S. DOLLARS. FOR MORE INFORMATION AND WIRE INSTRUCTIONS, CALL CALVERT GROUP AT 800-327-2109.

MINIMUM  TO  OPEN  AN  ACCOUNT  $1,000,000

IMPORTANT  -  HOW  SHARES  ARE  PRICED
THE PRICE OF SHARES IS BASED ON THE FUND'S NET ASSET VALUE ("NAV"). NAV IS COMPUTED BY ADDING THE VALUE OF THE FUND'S HOLDINGS PLUS OTHER ASSETS, SUBTRACTING LIABILITIES, AND THEN DIVIDING THE RESULT BY THE NUMBER OF SHARES OUTSTANDING. IF THE FUND HAS MORE THAN ONE CLASS OF SHARES, THE NAV OF EACH CLASS WILL BE DIFFERENT, DEPENDING ON THE NUMBER OF SHARES OUTSTANDING FOR EACH CLASS.

PORTFOLIO SECURITIES AND OTHER ASSETS ARE VALUED BASED ON MARKET QUOTATIONS, EXCEPT THAT SECURITIES MATURING WITHIN 60 DAYS ARE VALUED AT AMORTIZED COST. IF MARKET QUOTATIONS ARE NOT READILY AVAILABLE, SECURITIES ARE VALUED BY A METHOD THAT THE FUND'S BOARD OF TRUSTEES/DIRECTORS BELIEVES ACCURATELY REFLECTS FAIR VALUE.

THE NAV IS CALCULATED AS OF THE CLOSE OF EACH BUSINESS DAY, WHICH COINCIDES WITH THE CLOSING OF THE REGULAR SESSION OF THE NEW YORK STOCK EXCHANGE ("NYSE") (NORMALLY 4 P.M. ET). THE FUND IS OPEN FOR BUSINESS EACH DAY THE NYSE IS OPEN. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERAN'S DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT PURCHASES CANNOT BE MADE DUE TO THE CLOSURE OF THE BANKING SYSTEM.

THE FUND HOLDS SECURITIES THAT ARE PRIMARILY LISTED ON FOREIGN EXCHANGES THAT TRADE ON DAYS WHEN THE NYSE IS CLOSED. THE FUND DOES NOT PRICE SHARES ON DAYS WHEN THE NYSE IS CLOSED, EVEN IF FOREIGN MARKETS MAY BE OPEN. AS A RESULT, THE VALUE OF THE FUND'S SHARES MAY CHANGE ON DAYS WHEN YOU WILL NOT BE ABLE TO BUY OR SELL YOUR SHARES.

WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
YOUR PURCHASE WILL BE PROCESSED AT THE NEXT NAV CALCULATED AFTER YOUR ORDER IS RECEIVED IN GOOD ORDER. THE FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME OR TO REJECT ANY SPECIFIC PURCHASE ORDER. ALL PURCHASES WILL BE CONFIRMED AND CREDITED TO YOUR ACCOUNT IN FULL AND FRACTIONAL SHARES (ROUNDED TO THE NEAREST 1/1000TH OF A SHARE).

OTHER  CALVERT  GROUP  FEATURES

FOR  PERFORMANCE  AND  ACCOUNT  INFORMATION
VISIT  WWW.CALVERT.COM


TELEPHONE  TRANSACTIONS

YOU MAY PURCHASE, REDEEM, OR EXCHANGE SHARES AND WIRE FUNDS BY TELEPHONE IF YOU HAVE PRE-AUTHORIZED SERVICE INSTRUCTIONS. YOU RECEIVE TELEPHONE PRIVILEGES AUTOMATICALLY WHEN YOU OPEN YOUR ACCOUNT UNLESS YOU ELECT OTHERWISE. FOR OUR
MUTUAL PROTECTION, THE FUND, THE SHAREHOLDER SERVICING AGENT AND THEIR AFFILIATES USE PRECAUTIONS SUCH AS VERIFYING SHAREHOLDER IDENTITY AND RECORDING TELEPHONE CALLS TO CONFIRM INSTRUCTIONS GIVEN BY PHONE. A CONFIRMATION STATEMENT IS SENT FOR MOST TRANSACTIONS; PLEASE REVIEW THIS STATEMENT AND VERIFY THE ACCURACY OF YOUR TRANSACTION IMMEDIATELY.

EXCHANGES

CALVERT GROUP OFFERS A WIDE VARIETY OF INVESTMENT OPTIONS THAT INCLUDES COMMON STOCK FUNDS, TAX-EXEMPT AND CORPORATE BOND FUNDS, AND MONEY MARKET FUNDS (CALL YOUR BROKER OR CALVERT REPRESENTATIVE FOR MORE INFORMATION). WE MAKE IT EASY FOR YOU TO PURCHASE SHARES IN OTHER CALVERT FUNDS IF YOUR INVESTMENT GOALS CHANGE.

COMPLETE AND SIGN AN ACCOUNT APPLICATION, TAKING CARE TO REGISTER YOUR NEW ACCOUNT IN THE SAME NAME AND TAXPAYER IDENTIFICATION NUMBER AS YOUR EXISTING CALVERT ACCOUNT(S). EXCHANGE INSTRUCTIONS MAY THEN BE GIVEN BY TELEPHONE IF TELEPHONE REDEMPTIONS HAVE BEEN AUTHORIZED AND THE SHARES ARE NOT IN CERTIFICATE FORM.

BEFORE  YOU  MAKE  AN  EXCHANGE,  PLEASE  NOTE  THE  FOLLOWING:
EACH EXCHANGE REPRESENTS THE SALE OF SHARES OF ONE FUND AND THE PURCHASE OF SHARES OF ANOTHER. THEREFORE, YOU COULD REALIZE A TAXABLE GAIN OR LOSS.

SHARES  MAY  ONLY  BE  EXCHANGED  FOR  CLASS  I  SHARES OF ANOTHER CALVERT FUND.

EXCHANGE REQUESTS WILL NOT BE ACCEPTED ON ANY DAY CALVERT IS OPEN BUT THE FUND'S CUSTODIAN BANK IS CLOSED (E.G., COLUMBUS DAY AND VETERAN'S DAY); THESE EXCHANGE REQUESTS WILL BE PROCESSED THE NEXT DAY THE FUND'S CUSTODIAN BANK IS OPEN.

THE  FUND  AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL
ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, THE FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

THE FUND RESERVES THE RIGHT TO TERMINATE OR MODIFY THE EXCHANGE PRIVILEGE WITH 60 DAYS' WRITTEN NOTICE.

ELECTRONIC  DELIVERY  OF  PROSPECTUSES  AND SHAREHOLDER  REPORTS
YOU MAY REQUEST TO RECEIVE ELECTRONIC DELIVERY OF PROSPECTUSES AND ANNUAL AND SEMI ANNUAL REPORTS.

COMBINED  GENERAL  MAILINGS  (HOUSEHOLDING)
MULTIPLE ACCOUNTS WITH THE SAME SOCIAL SECURITY NUMBER WILL RECEIVE ONE MAILING PER HOUSEHOLD OF INFORMATION SUCH AS PROSPECTUSES AND SEMI-ANNUAL AND ANNUAL REPORTS. YOU MAY REQUEST FURTHER GROUPING OF ACCOUNTS TO RECEIVE FEWER MAILINGS. SEPARATE STATEMENTS WILL BE GENERATED FOR EACH SEPARATE ACCOUNT AND WILL BE MAILED IN ONE ENVELOPE FOR EACH COMBINATION ABOVE.

SPECIAL  SERVICES  AND  CHARGES
THE FUND PAYS FOR SHAREHOLDER SERVICES BUT NOT FOR SPECIAL SERVICES THAT ARE REQUIRED BY A FEW SHAREHOLDERS, SUCH AS A REQUEST FOR A HISTORICAL TRANSCRIPT OF AN ACCOUNT. YOU MAY BE REQUIRED TO PAY A FEE FOR THESE SPECIAL SERVICES.

MINIMUM  ACCOUNT  BALANCE
PLEASE MAINTAIN A BALANCE IN EACH OF YOUR FUND ACCOUNTS OF AT LEAST $1,000,000 PER FUND. IF DUE TO REDEMPTIONS, THE ACCOUNT FALLS BELOW THE MINIMUM, YOUR ACCOUNT MAY BE CLOSED AND THE PROCEEDS MAILED TO THE ADDRESS OF RECORD. YOU WILL BE GIVEN A NOTICE THAT YOUR ACCOUNT IS BELOW THE MINIMUM AND WILL BE CLOSED, OR MOVED TO CLASS A (AT NAV) AFTER 30 DAYS IF THE BALANCE IS NOT BROUGHT UP TO THE REQUIRED MINIMUM AMOUNT.

DIVIDENDS,  CAPITAL  GAINS  AND  TAXES
THE FUND PAYS DIVIDENDS FROM ITS NET INVESTMENT INCOME AS SHOWN BELOW. NET INVESTMENT INCOME CONSISTS OF INTEREST INCOME, NET SHORT-TERM CAPITAL GAINS, IF ANY, AND DIVIDENDS DECLARED AND ON INVESTMENTS, LESS EXPENSES. DISTRIBUTIONS OF NET SHORT-TERM CAPITAL GAINS (TREATED AS DIVIDENDS FOR TAX PURPOSES) AND NET LONG-TERM CAPITAL GAINS, IF ANY, ARE NORMALLY PAID ONCE A YEAR; HOWEVER, THE FUND DOES NOT ANTICIPATE MAKING ANY SUCH DISTRIBUTIONS UNLESS AVAILABLE CAPITAL LOSS CARRYOVERS HAVE BEEN USED OR HAVE EXPIRED. DIVIDEND AND DISTRIBUTION PAYMENTS WILL VARY BETWEEN CLASSES.

     CSIF  BALANCED               PAID  QUARTERLY

DIVIDEND  PAYMENT  OPTIONS
DIVIDENDS AND ANY DISTRIBUTIONS ARE AUTOMATICALLY REINVESTED IN THE SAME FUND AT NAV, UNLESS YOU ELECT TO HAVE AMOUNTS OF $10 OR MORE PAID TO YOU BY WIRE TO A PREDESIGNATED BANK ACCOUNT. DIVIDENDS AND DISTRIBUTIONS FROM ANY CALVERT GROUP FUND MAY BE AUTOMATICALLY INVESTED IN AN IDENTICALLY REGISTERED ACCOUNT IN ANY OTHER CALVERT GROUP FUND AT NAV. IF REINVESTED IN THE SAME ACCOUNT, NEW SHARES WILL BE PURCHASED AT NAV ON THE REINVESTMENT DATE, WHICH IS GENERALLY 1 TO 3 DAYS PRIOR TO THE PAYMENT DATE. YOU MUST NOTIFY THE FUNDS IN WRITING TO CHANGE YOUR PAYMENT OPTIONS.

BUYING  A  DIVIDEND
AT THE TIME OF PURCHASE, THE SHARE PRICE OF EACH CLASS MAY REFLECT UNDISTRIBUTED INCOME, CAPITAL GAINS OR UNREALIZED APPRECIATION OF SECURITIES. ANY INCOME OR CAPITAL GAINS FROM THESE AMOUNTS WHICH ARE LATER DISTRIBUTED TO YOU ARE FULLY TAXABLE. ON THE RECORD DATE FOR A DISTRIBUTION, SHARE VALUE IS REDUCED BY THE AMOUNT OF THE DISTRIBUTION. IF YOU BUY SHARES JUST BEFORE THE RECORD DATE
("BUYING  A  DIVIDEND")  YOU  WILL  PAY  THE  FULL PRICE FOR THE SHARES AND THEN
RECEIVE  A  PORTION  OF  THE  PRICE  BACK  AS  A  TAXABLE  DISTRIBUTION.

FEDERAL  TAXES
IN JANUARY, THE FUND WILL MAIL YOU FORM 1099-DIV INDICATING THE FEDERAL TAX STATUS OF DIVIDENDS AND ANY CAPITAL GAIN DISTRIBUTIONS PAID TO YOU DURING THE PAST YEAR. GENERALLY, DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE IN THE YEAR THEY ARE PAID. HOWEVER, ANY DIVIDENDS AND DISTRIBUTIONS PAID IN JANUARY BUT DECLARED DURING THE PRIOR THREE MONTHS ARE TAXABLE IN THE YEAR DECLARED. DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE TO YOU REGARDLESS OF WHETHER THEY ARE TAKEN IN CASH OR REINVESTED. DIVIDENDS, INCLUDING SHORT-TERM CAPITAL GAINS, ARE TAXABLE AS ORDINARY INCOME. DISTRIBUTIONS FROM LONG-TERM CAPITAL GAINS ARE TAXABLE AS
LONG-TERM  CAPITAL  GAINS,  REGARDLESS  OF  HOW  LONG  YOU  HAVE  OWNED  SHARES.

YOU MAY REALIZE A CAPITAL GAIN OR LOSS WHEN YOU SELL OR EXCHANGE SHARES. THIS CAPITAL GAIN OR LOSS WILL BE SHORT- OR LONG-TERM, DEPENDING ON HOW LONG YOU HAVE OWNED THE SHARES WHICH WERE SOLD. IN JANUARY, THE FUND WILL MAIL YOU FORM 1099-B INDICATING THE TOTAL AMOUNT OF ALL SALES, INCLUDING EXCHANGES. YOU SHOULD KEEP YOUR ANNUAL YEAR-END ACCOUNT STATEMENTS TO DETERMINE THE COST (BASIS) OF THE SHARES TO REPORT ON YOUR TAX RETURNS.

OTHER  TAX  INFORMATION
IN ADDITION TO FEDERAL TAXES, YOU MAY BE SUBJECT TO STATE OR LOCAL TAXES ON YOUR INVESTMENT, DEPENDING ON THE LAWS IN YOUR AREA. YOU WILL BE NOTIFIED TO THE EXTENT, IF ANY, THAT DIVIDENDS REFLECT INTEREST RECEIVED FROM US GOVERNMENT
SECURITIES.  SUCH  DIVIDENDS  MAY  BE  EXEMPT  FROM  CERTAIN STATE INCOME TAXES.

TAXPAYER  IDENTIFICATION  NUMBER
IF WE DO NOT HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER ("TIN") AND A SIGNED CERTIFIED APPLICATION OR FORM W-9, FEDERAL LAW REQUIRES US TO WITHHOLD 31% OF YOUR REPORTABLE DIVIDENDS, AND POSSIBLY 31% OF CERTAIN REDEMPTIONS. IN ADDITION, YOU MAY BE SUBJECT TO A FINE BY THE INTERNAL REVENUE SERVICE. YOU WILL ALSO BE PROHIBITED FROM OPENING ANOTHER ACCOUNT BY EXCHANGE.
IF THIS TIN INFORMATION IS NOT RECEIVED WITHIN 60 DAYS AFTER YOUR ACCOUNT IS ESTABLISHED, YOUR ACCOUNT MAY BE REDEEMED (CLOSED) AT THE CURRENT NAV ON THE DATE OF REDEMPTION. CALVERT GROUP RESERVES THE RIGHT TO REJECT ANY NEW ACCOUNT OR ANY PURCHASE ORDER FOR FAILURE TO SUPPLY A CERTIFIED TIN.

HOW  TO  SELL  SHARES

YOU MAY REDEEM ALL OR A PORTION OF YOUR SHARES ON ANY DAY THE FUND IS OPEN FOR BUSINESS. YOUR SHARES WILL BE REDEEMED AT THE NEXT NAV CALCULATED AFTER YOUR REDEMPTION REQUEST IS RECEIVED AND ACCEPTED. THE PROCEEDS WILL NORMALLY BE SENT TO YOU ON THE NEXT BUSINESS DAY, BUT IF MAKING IMMEDIATE PAYMENT COULD ADVERSELY AFFECT THE FUND, IT MAY TAKE UP TO SEVEN (7) DAYS TO MAKE PAYMENT. THE FUND HAS THE RIGHT TO REDEEM SHARES IN ASSETS OTHER THAN CASH FOR REDEMPTION AMOUNTS
EXCEEDING, IN ANY 90-DAY PERIOD, $250,000 OR 1% OF THE NET ASSET VALUE OF THE FUND, WHICHEVER IS LESS. WHEN THE NYSE IS CLOSED (OR WHEN TRADING IS RESTRICTED) FOR ANY REASON OTHER THAN ITS CUSTOMARY WEEKEND OR HOLIDAY CLOSINGS, OR UNDER ANY EMERGENCY CIRCUMSTANCES AS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION, REDEMPTIONS MAY BE SUSPENDED OR PAYMENT DATES POSTPONED. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERANS' DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT REDEMPTIONS CANNOT BE MAILED OR WIRED BECAUSE THE POST OFFICES AND BANKS ARE CLOSED.

FOLLOW THESE SUGGESTIONS TO ENSURE TIMELY PROCESSING OF YOUR REDEMPTION REQUEST:

BY  TELEPHONE  -  CALL  800-368-2745

YOU MAY REDEEM SHARES FROM YOUR ACCOUNT BY TELEPHONE AND HAVE YOUR MONEY WIRED TO AN ADDRESS OR BANK YOU HAVE PREVIOUSLY AUTHORIZED. CLASS I REDEMPTIONS MUST BE MADE BY WIRE.
IF YOU WANT THE MONEY TO BE WIRED TO A BANK NOT PREVIOUSLY AUTHORIZED, THEN A VOIDED BANK CHECK MUST BE PROVIDED. TO ADD INSTRUCTIONS TO WIRE TO A DESTINATION NOT PREVIOUSLY ESTABLISHED, OR IF YOU WOULD LIKE FUNDS SENT TO A DIFFERENT ADDRESS OR ANOTHER PERSON, YOUR LETTER MUST BE SIGNATURE GUARANTEED.



FINANCIAL  HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE FOR THE PAST FIVE (5) FISCAL YEARS. THE FUND'S FISCAL YEAR END IS SEPTEMBER 30. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN A FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS), AND DOES NOT REFLECT ANY APPLICABLE FRONT- OR BACK-END SALES CHARGE. THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, ARE INCLUDED IN THE FUND'S ANNUAL REPORT, WHICH IS AVAILABLE UPON REQUEST.

CSIF  BALANCED


PERIOD ENDED                                                     9.30.99^

NET ASSET VALUE, BEGINNING OF PERIOD                               $32.52

INCOME FROM INVESTMENT OPERATIONS

NET INVESTMENT INCOME (LOSS)                                          .52
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              (.35)
TOTAL FROM INVESTMENT OPERATIONS                                      .17

LESS DISTRIBUTIONS

NET INVESTMENT INCOME                                               (.56)
TOTAL INCREASE (DECREADE) IN NET ASSET VALUE                        (.39)
NET ASSET VALUE, END OF PERIOD                                     $32.13





RETURNS,  RATIOS,  AND  SUPPLEMENTAL  DATA


PERIOD ENDED                                                     9.30.99^

RETURNS, RATIOS, AND SUPPLEMENTAL DATA

TOTAL  RETURN (INCLUDES  REINVESTED  DISTRIBUTIONS)                  .52%

NET  ASSETS (THOUSANDS)                                           $13,458


RATIOS TO AVERAGE NET ASSETS

NET  INVESTMENT  INCOME                                          2.54%(A)

TOTAL  EXPENSES                                                   .74%(A)

EXPENSES  BEFORE  OFFSETS                                         .74%(A)

NET  EXPENSES                                                     .73%(A)


PORTFOLIO  TURNOVER  RATE                                            175%



(A) ANNUALIZED
^   FROM  MARCH  1,  1999  INCEPTION.

TO  OPEN  AN  INSTITUTIONAL  (CLASS  I)  ACCOUNT:
800-327-2109


PERFORMANCE  AND  PRICES:
WWW.CALVERT.COM
CALVERT  INFORMATION  NETWORK
24  HOURS,  7  DAYS  A  WEEK
800-368-2745


SERVICE  FOR  EXISTING  ACCOUNTS:
SHAREHOLDERS  800-327-2109


TDD  FOR  HEARING-IMPAIRED:
800-541-1524


CALVERT  OFFICE:
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814


REGISTERED,  CERTIFIED  OR
OVERNIGHT  MAIL:
CALVERT  GROUP
C/O  NFDS
330  WEST  9TH  STREET
KANSAS  CITY,  MO  64105


CALVERT  GROUP  WEB-SITE
WWW.CALVERT.COM


PRINCIPAL  UNDERWRITER
CALVERT  DISTRIBUTORS,  INC.
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814

THIS  PAGE  INTENTIONALLY  LEFT  BLANK

FOR INVESTORS WHO WANT MORE INFORMATION ABOUT THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE FUND'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

STATEMENT OF ADDITIONAL INFORMATION (SAI): THE SAI FOR THE FUND PROVIDES MORE DETAILED INFORMATION ABOUT THE FUND AND IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE.

YOU CAN GET FREE COPIES OF REPORTS AND SAIS, REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING YOUR FINANCIAL PROFESSIONAL, OR THE FUND AT:



CALVERT  GROUP
4550  MONTGOMERY  AVE,  SUITE  1000N
BETHESDA,  MD  20814

TELEPHONE:  1-800-327-2109

CALVERT  GROUP  WEB-SITE
WWW.CALVERT.COM

YOU CAN REVIEW THE FUND'S REPORTS AND SAIS AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION.
YOU  CAN  GET  TEXT-ONLY  COPIES:

FOR A FEE, BY WRITING TO OR CALLING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, WASHINGTON, D.C. 20549-0102. TELEPHONE: 202-942-8090.

FREE  FROM  THE  COMMISSION'S  INTERNET  WEBSITE  AT
WWW.SEC.GOV.

INVESTMENT  COMPANY  ACT  FILE:
NO.811-3334  (CSIF)